Subsequent event	3 Months Ended
Mar. 31, 2020
Subsequent event
Subsequent event

20.Subsequent event

From April 1, 2020 to the reporting date, the Company has issued 3,464,092 common shares for the ATM offering under the Sales Agreement (Note 11) for gross proceeds of US$3,561,304. Share issue costs related to the ATM offering are US$ 106,918.